INVESTMENT PROPERTIES - Reconciliation (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVESTMENT PROPERTIES
Balance at the beginning of the year	$ 2,839,350	$ 1,992,964
Acquisitions	14,709	163,344
Additions	422,755	105,085
Sales/Write-offs	(259,743)	(111,092)
Amount reclassified from equity securities		686,114
Amount reclassified from inventories	47,387	6,436
Gains on valuation	67,762	(3,501)	$ 93,197
Balance at the end of the year	3,132,220	2,839,350	$ 1,992,964
Investment properties
INVESTMENT PROPERTIES
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	$ 0	$ 0